Business Combination (Details) - Schedule of number of ordinary shares issued following the consummation of the business combination	12 Months Ended
Dec. 31, 2021 shares
Schedule of number of ordinary shares issued following the consummation of the business combination [Abstract]
Alussa Class A ordinary shares, outstanding prior to Business Combination	28,750,000
Less: redemption of Alussa Class A ordinary shares	(18,439,168)
Alussa Class A ordinary shares	10,310,832
Alussa Class B founder ordinary shares	7,187,500
Ordinary shares issued in PIPE Investment	60,000,000
Ordinary shares issued to FREYR Legacy preferred shareholders	1,489,500
Business Combination and PIPE Investment ordinary shares	78,987,832
FREYR Legacy ordinary shares	37,452,359 [1]
Total ordinary shares immediately after Business Combination and PIPE Investment	116,440,191

[1]	The number of FREYR Legacy ordinary shares was determined from the 209,196,827 of FREYR Legacy ordinary shares outstanding prior to the closing of the Business Combination converted at the exchange ratio of 0.179038. All fractional shares were rounded down.